Document And Entity Information	Feb. 05, 2025
Document Information [Line Items]
Entity, Registrant Name	NATURAL HEALTH TRENDS CORP.
Document, Type	8-K
Document, Period End Date	Feb. 05, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36849
Entity, Tax Identification Number	59-2705336
Entity, Address, Address Line One	609 Deep Valley Drive
Entity, Address, Address Line Two	Suite 395
Entity, Address, City or Town	Rolling Hills Estates
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90274
City Area Code	310
Local Phone Number	541-0888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Title of 12(b) Security	Common Stock
Trading Symbol	NHTC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity, Central Index Key	0000912061